RELATED PARTIES	12 Months Ended
Jun. 30, 2022
Related Party [Abstract]
Related parties
28

RELATED PARTIES
Disclosures are included in the following notes:
NOTE 5.1

COST OF SALES
NOTE 5.3

ADMINISTRATION EXPENSES AND OTHER COSTS
NOTE 16

TRADE AND OTHER PAYABLES
NOTE 19.3

TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL
NOTE 21

EQUITY

NOTE 22

INTEREST IN SUBSIDIARIES